Critical Accounting Estimates And Judgments - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill	$ 19,171	$ 19,635
Oss
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill	3,100
Utrecht
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill	4,700
Biostrand
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill	11,400
Goodwill impairment	$ 2,500